Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets
The estimated useful lives for current and comparative periods are as follows:

– Website and mobile apps	2 years
– Trademark and technology	10 - 20 years
– Products development cost	3 years
– Computer software	3 years
– Customer relationship	10 years

	Website and mobile apps	Trademark and technology	Computer software	Customer relationship	Total
Cost:
At January 1, 2024	$1,073	$34,087	$1,582	$800	$37,542
Additions	—	—	59	—	59
Additions from acquisition (note 33(III))	—	—	3	—	3
Disposals	—	—	(2)	—	(2)
Written off	—	—	(162)	—	(162)
Exchange differences	6	1	(7)	—	—
At December 31, 2024 and January 1, 2025	1,079	34,088	1,473	800	37,440
Disposal of a subsidiary (note 34)	—	(33,935)	(214)	(800)	(34,949)
Exchange differences	(2)	—	13	—	11
At December 31, 2025	$1,077	$153	$1,272	$—	$2,502
Accumulated amortization:
At January 1, 2024	$1,036	$22,475	$526	$80	$24,117
Charge for the year	34	1,292	507	80	1,913
Eliminated on disposal	—	—	(2)	—	(2)
Written off	—	—	(162)	—	(162)
Exchange differences	6	1	(7)	—	—
At December 31, 2024 and January 1, 2025	1,076	23,768	862	160	25,866
Charge for the year	3	595	452	37	1,087
Eliminated on disposal of a subsidiary (note 34)	—	(24,210)	(110)	(197)	(24,517)
Exchange differences	(2)	—	2	—	—
At December 31, 2025	$1,077	$153	$1,206	$—	$2,436
Carrying amounts:
At January 1, 2024	$37	$11,612	$1,056	$720	$13,425
At December 31, 2024	$3	$10,320	$611	$640	$11,574
At December 31, 2025	$—	$—	$66	$—	$66